Organization and Business Background (Details)	Apr. 04, 2023 USD ($) $ / shares shares
Organization and Business Background [Line Items]
Closing initial public offering	45 days
IPO [Member]
Organization and Business Background [Line Items]
Offering price per share | $ / shares	$ 4
Gross proceeds | $	$ 5,000,000
Net proceeds | $	$ 4,200,000
Percentage of ordinary share	15.00%
IPO [Member] | Common Stock [Member]
Organization and Business Background [Line Items]
Ordinary shares | shares	1,250,000
Offering price per share | $ / shares	$ 0.002